Organization, Description of Business and Going Concern (Details) - USD ($)				1 Months Ended	6 Months Ended
	Mar. 21, 2025	Jan. 15, 2025	May 02, 2023	Jul. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Aug. 29, 2022
Organization, Description of Business and Going Concern [Line Items]
Incorporated date					Aug. 29, 2022
Ordinary shares, issued					5,481,104	2,436,907
Ordinary shares, shares outstanding (in Shares)					5,481,104	2,436,907
Stockholders' equity note, stock split			1-for-2,600 share forward split		the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares
Stockholders equity note consolidation stock split	1-for-3 share consolidation	1-for-40 share consolidation
Stockholders equity note reduction stock split					1-for-120 reduction
Subsequent Event [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, issued				50,000
Amount of gross proceeds				$ 37,054
Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, issued			16,644
Ordinary shares, shares outstanding (in Shares)	360,620
Retrospective [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, shares outstanding (in Shares)	43,274,400
New Retail International Pte Ltd [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired					100.00%
Ordinary shares, issued							16,644
Ordinary shares, shares outstanding (in Shares)							16,644
New Retail International Pte Ltd [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired							100.00%
New Retail International Pte Ltd [Member] | SGD [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, issued							8,202
Preferred shares denominated							3,440
New Retail International Pte Ltd [Member] | USD [Member]
Organization, Description of Business and Going Concern [Line Items]
Preferred shares denominated							5,002
Webuy [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, issued							16,644
Webuy [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares, issued			43,274,400